Federal Home Loan Bank (FHLB) and Federal Reserve Bank Borrowings (Details Narrative) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Federal Home Loan Bank and Federal Reserve Bank Borrowings
Loans pledged as collateral to the FHLB	$ 214,100,000
FHLB stock owned	1,100,000	$ 812,000
Carrying value of loans pledged as collateral to the FRB	611,200,000
Remaining availability credit with the FHLB	122,200,000
Availability under the line of credit with the FRB	459,900,000
Common stock Per share	$ 100,000